INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS
Schedule of investments at fair value through income or loss, non-current

Non-current	2022	2021
Group	£’000	£’000
At 1 January	403	1,393
Foreign exchange movement	20	—
Additions	249	219
Fair value through profit or loss	(328)	183
Disposals	—	(1,392)
At 31 December	344	403